FAIR VALUE MEASUREMENTS - Criteria for determining market implied likelihood of completing a business combination measurement input (Details) - Public Warrants - Market implied likelihood of completing a Business Combination - Cartesian Growth Corporation III
May 05, 2025 USD ($) $ / shares
Minimum
FAIR VALUE MEASUREMENTS
IPO proceeds ($M) | $	$ 55
Rights coverage (per unit) | $ / shares	$ 0.05
Remaining months to complete	9 months
Maximum
FAIR VALUE MEASUREMENTS
IPO proceeds ($M) | $	$ 250
Warrant coverage	1
Rights coverage (per unit) | $ / shares	$ 0.2
Remaining months to complete	22 months